Liquidity and Capital Resources (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 30, 2024	May 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Capital Resources [Line Items]
Accumulated deficit				$ 198,527,461	$ (17,168,101)
Working capital				27,400,000
Cash, cash equivalents and restricted cash				28,021,748	$ 375,796	$ 5,211,486
Restricted cash				$ 30,000
Gross proceeds received	$ 12,400,000	$ 6,000,000	$ 43,400,000
AirJoule JV [Member]
Liquidity and Capital Resources [Line Items]
Capital contribution			10,000,000
GE Vernova [Member]
Liquidity and Capital Resources [Line Items]
Capital contribution			$ 90,000,000